COMMITMENTS & CONTINGENCIES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments & Contingencies 1	$ 10,205
Commitments & Contingencies 1		$ 10,205